PREPAID LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID LAND USE RIGHTS
Schedule of prepaid land use rights

	As of December 31,
	2018	2019

Prepaid land use rights	765,114	782,319
Less: Accumulated amortization	(8,157)	(35,132)
Prepaid land use rights, net	756,957	747,187